Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Key Management		$ 1,069	$ 962	$ 2,250	$ 2,341
Share based payments		800	1,000	1,600	1,500
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key Management	[1]	510	429	976	828
Share based payments		$ 559	$ 533	$ 1,274	$ 1,513

[1]	Remuneration includes salaries and benefits for certain key management personnel and director fees. Certain members of the board of directors have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their employment services.